Equity - Additional Information (Detail) $ / shares in Units, R$ in Thousands, $ in Thousands						1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 13, 2019 shares	Dec. 11, 2019 USD ($) shares	Nov. 30, 2019 shares	Aug. 31, 2018 BRL (R$) shares	Aug. 09, 2018 shares	Mar. 31, 2017 shares	Mar. 31, 2020 BRL (R$) shares	Mar. 31, 2019 BRL (R$)	Dec. 31, 2019 BRL (R$) Vote shares	Dec. 31, 2018 BRL (R$) shares	Dec. 31, 2017 BRL (R$) shares	Mar. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 01, 2019 shares	Dec. 31, 2016 shares
Disclosure of classes of share capital [line items]
Authorized share capital | $												$ 35	$ 35
Authorized shares							3,500,000,000		3,500,000,000			3,500,000,000	3,500,000,000
Authorized shares, par value | $ / shares												$ 0.00001	$ 0.00001
Authorized shares but unissued							500,000,000		500,000,000			500,000,000	500,000,000
Issued capital							R$ 23		R$ 23	R$ 21		$ 23	$ 23
Number of shares outstanding									551,800,326	509,247,134	484,918,517		551,800,326		484,918,517
Reverse share split ratio			4:1
Issued capital before share split			2,036,988,542
Issued capital after share split			509,247,136
Number of shares issued new shares									42,553,192
Outstanding number of Shares reserved under plans							4,096,401		4,112,046			4,096,401	4,112,046
Capital contributions received | R$									R$ 4,504,826	R$ 673,294
Dividends distributed | R$							R$ 3,432	R$ 490	511,143	204,090	R$ 318,856
Equity attributable to owners of parent [member]
Disclosure of classes of share capital [line items]
Capital contributions received | R$									4,504,826	673,294
Dividends distributed | R$									R$ 500,000	R$ 200,000	314,998
Other reserves [member]
Disclosure of classes of share capital [line items]
Dividends distributed | R$											R$ 37,437
Top of range [member]
Disclosure of classes of share capital [line items]
Maximum number of shares available for issuance under the share-based plan							5.00%		5.00%			5.00%	5.00%
Restricted Stock Units [member]
Disclosure of classes of share capital [line items]
Outstanding number of Shares reserved under plans							1,906,024		1,921,669			1,906,024	1,921,669
Performance Stock Units [Member]
Disclosure of classes of share capital [line items]
Outstanding number of Shares reserved under plans							2,190,377		2,190,377			2,190,377	2,190,377
Class A Common Share [Member]
Disclosure of classes of share capital [line items]
Common shares issued	72,510,641						2,000,000,000		2,000,000,000			2,000,000,000	2,000,000,000	257,456,251,558
Number of shares outstanding							354,181,346		354,181,346	255,132,815	276,000,013	354,181,346	354,181,346		325,011,655
Number of shares issued		83,387,238
Number of shares issued, value | $		$ 2
Authorized conversion of shares					83,468,792	196,046,598
Number of shares issued new shares	42,553,192								42,553,192
Authorized conversion of shares post reverse stock split					20,867,198	49,011,649
Class B common shares [member]
Disclosure of classes of share capital [line items]
Common shares issued							1,000,000,000		1,000,000,000			1,000,000,000	1,000,000,000	251,790,558
Number of shares outstanding							197,618,980		197,618,980	254,114,319	208,918,504	197,618,980	197,618,980		159,906,862
Number of shares issued				97,314,470
Authorized conversion of shares			30,807,911			28
Number of votes per share | Vote									10
Authorized conversion of shares post reverse stock split						7
Capital contributions received | R$				R$ 673,294
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued				24,328,617